General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
Employee benefits expenses	$ (16,763)	$ (16,815)	$ (10,497)
Professional fees	(6,171)	(5,777)	(7,457)
Loss on sale of subsidiaries		(4,969)
Insurance liability expense	(1,473)	(1,522)	(513)
Impairment loss on Intangible assets		(547)
Other operating expenses	(5,211)	(6,489)	(4,564)
General and administrative expenses	$ (29,618)	$ (36,119)	$ (23,031)